ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 3,005,146,000	$ 2,684,400,000	$ 2,256,320,000
Other Comprehensive Income (Loss), Net of Tax	7,812,000	308,000	(6,441,000)
Balance at end of period	7,150,928,000	3,005,146,000	2,684,400,000
Tax provision (benefit) on accumulated other comprehensive loss	0	0	0
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Loss
Balance at beginning of period	(12,226,000)	(12,543,000)	(7,504,000)
Balance at end of period	(6,172,000)	(12,226,000)	(12,543,000)
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Loss
Other comprehensive (loss) income before reclassifications	6,236,000	337,000	(4,976,000)
Amounts reclassified to earnings	(144,000)		(52,000)
Other Comprehensive Income (Loss), Net of Tax	6,092,000	337,000	(5,028,000)
Accumulated Foreign Currency Adjustment Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Loss
Other Comprehensive Income (Loss), Net of Tax	(38,000)	(20,000)	(11,000)
Unrealized Gains On Available-For-Sale Marketable Debt Securities
Accumulated Other Comprehensive Loss
Balance at beginning of period	0	2,000	0
Balance at end of period	2,000	0	2,000
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Including Noncontrolling Interest
Accumulated Other Comprehensive Loss
Other comprehensive (loss) income before reclassifications	2,000	(2,000)	2,000
Amounts reclassified to earnings	0		0
Other Comprehensive Income (Loss), Net of Tax	2,000	(2,000)	2,000
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Noncontrolling Interest
Accumulated Other Comprehensive Loss
Other Comprehensive Income (Loss), Net of Tax	0	0	0
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Loss
Balance at beginning of period	(12,226,000)	(12,541,000)	(7,504,000)
Balance at end of period	(6,170,000)	(12,226,000)	(12,541,000)
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Loss
Other comprehensive (loss) income before reclassifications	6,238,000	335,000	(4,974,000)
Amounts reclassified to earnings	(144,000)		(52,000)
Other Comprehensive Income (Loss), Net of Tax	6,094,000	335,000	(5,026,000)
AOCI Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Loss
Other Comprehensive Income (Loss), Net of Tax	$ (38,000)	$ (20,000)	$ (11,000)